INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
INCOME TAXES
Schedule of deferred income taxes

	As of September 30,
	2019	2018	2017
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$289,756	$299,596	$272,557
Net operating loss carry-forward	159,219	152,257	—
Less: valuation allowance	(159,219)	(152,257)	—
Total	$289,756	$299,596	$272,557

Schedule of income taxes attributed to continuing operations

Income taxes for the years ended September 30, 2019 and 2018 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2019	2018	2017
Current	$250,186	$1,435,521	$1,019,147
Deferred	(1,958)	(37,311)	(24,142)
Total	$248,228	$1,398,210	$995,005

Schedule of income tax reconciliation

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2019 and 2018 as follows:

	For the year ended September 30,
	2019	2018	2017
Income before taxes excluded the amounts of loss incurring entities	$8,979,640	$9,982,326	7,178,353
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	1,346,946	1,497,349	1,076,753
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction	(163,357)	(123,948)	(99,833)
Tax effect of deferred tax recognized	(1,958)	(37,311)	(24,142)
Tax effect of non-deductible expenses	18,307	62,120	42,227
Change in unrecognized tax benefits	(951,710)	—	—
Income tax expenses	$248,228	$1,398,210	995,005

Schedule of changes in unrecognized tax benefits

	For the year ended September 30,
	2019	2018	2017
Balance at beginning period	$4,098,783	$2,789,135	$1,916,789
Addition for tax positions of the current year	993,194	1,309,648	872,346
Lapse of statute of limitations	(915,440)	—	—
Balance at ending period	$4,176,537	$4,098,783	$2,789,135